EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure Of Exploration And Evaluation Assets [Abstract]
Disclosure of exploration and evaluation assets [text block]
7. EXPLORATION AND EVALUATION ASSETS

The following table reconciles the change in Vermilion's exploration and evaluation assets:

($M)	2017	2016
Balance at January 1	274,830	308,192
Additions	29,856	863
Property acquisitions	2,247	2,644
Changes in asset retirement obligations	(30)	14
Transfers to capital assets	(8,187)	—
Depreciation	(11,727)	(35,238)
Foreign exchange	5,289	(1,645)
Balance at December 31	292,278	274,830

Cost	354,615	333,835
Accumulated depreciation	(62,337)	(59,005)
Carrying amount at December 31	292,278	274,830